CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (229)	$ (475)	$ (619)
Other comprehensive income (loss), net of tax:
Change in currency translation adjustments, net of tax	(51)	(15)	(2)
Unrealized gains on cash flow hedge, net of tax:
Unrealized gain from cash flow hedges arising during the year	32
Unrealized gains on cash flow hedge reclassed to interest expense	(4)
Change in defined benefit plans, net of tax:
Actuarial gain (loss), net, and prior service cost arising during the year	99	28	(80)
Amortization of actuarial loss and prior service cost in net periodic pension cost	2	4	1
Other comprehensive income (loss), net of tax	78	17	(81)
Comprehensive loss	(151)	(458)	(700)
Less: Comprehensive loss attributable to non-controlling interests in subsidiaries	(145)	$ (458)	$ (700)
Comprehensive loss attributable to the Company's Class A common stockholders	$ (6)